FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 2, 2021

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN FUND ALLOCATOR SERIES

          File Nos. 333-13601 and 811-07851

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2021.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

SJG/dm